BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details 1) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	€ 2,984	€ 39,218	€ 51,677
Drawdown of related party debt		450	245
Related party non- cash receivable	1,006	1,845
Related party non- cash settlement		(38,529)	(12,704)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	3,990	2,984	39,218
Debt instruments held		€ 21,441
Lendor [Member] | Debtor [Member]
IfrsStatementLineItems [Line Items]
Loan date		12/30/2011
Expire date		12/30/2023
Borrowings, interest rate		6.00%
Lendor One [Member] | Debtor One [Member]
IfrsStatementLineItems [Line Items]
Loan date		12/30/2014
Expire date		12/30/2023
Borrowings, interest rate		6.00%
Lendor Two [Member] | Debtor Two [Member]
IfrsStatementLineItems [Line Items]
Loan date		03/01/2015
Expire date		03/01/2024
Borrowings, interest rate		6.00%
Debt instruments held		€ 15
Lendor Three [Member] | Debtor Three [Member]
IfrsStatementLineItems [Line Items]
Loan date		06/01/2015
Expire date		05/31/2024
Borrowings, interest rate		6.00%
Debt instruments held		€ 3,000
Lendor Four [Member] | Debtor Four [Member]
IfrsStatementLineItems [Line Items]
Loan date		12/30/2015
Expire date		12/30/2024
Borrowings, interest rate		6.00%
Debt instruments held		€ 600
Lendor Five [Member] | Debtor Five [Member]
IfrsStatementLineItems [Line Items]
Loan date		12/30/2016
Expire date		12/30/2025
Borrowings, interest rate		6.00%
Debt instruments held		€ 3,500
Lendor Six [Member] | Debtor Six [Member]
IfrsStatementLineItems [Line Items]
Loan date		12/30/2017
Expire date		12/30/2022
Borrowings, interest rate		6.00%
Debt instruments held		€ 6,000
Lendor Seven [Member] | Debtor Seven [Member]
IfrsStatementLineItems [Line Items]
Loan date		12/30/2018
Expire date		12/30/2023
Borrowings, interest rate		6.00%
Debt instruments held		€ 300
Lendor Eight [Member] | Debtor Eight [Member]
IfrsStatementLineItems [Line Items]
Loan date		01/23/2019
Expire date		01/16/2024
Borrowings, interest rate		6.00%
Debt instruments held		€ 2,650
Lendor Nine [Member] | Debtor Nine [Member]
IfrsStatementLineItems [Line Items]
Loan date		03/01/2019
Expire date		03/01/2024
Borrowings, interest rate		6.00%
Debt instruments held		€ 250
Lendor Ten [Member] | Debtor Ten [Member]
IfrsStatementLineItems [Line Items]
Loan date		12/31/2019
Expire date		12/31/2024
Borrowings, interest rate		6.00%
Debt instruments held		€ 5,000
Loan [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning		21,441	21,441
Drawdown of related party debt
Related party non- cash receivable
Related party non- cash settlement		(21,441)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending			21,441
Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	2,984	17,777	30,236
Drawdown of related party debt		450	245
Related party non- cash receivable	1,006	1,845
Related party non- cash settlement		(17,088)	(12,704)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	€ 3,990	€ 2,984	€ 17,777